Oakhurst Fixed Income Fund
Schedule of Investments
November 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 28.9%	Par	Value
United States Treasury Note/Bond
5.25%, 02/15/2029	3,000,000	$3,143,203
4.13%, 07/31/2031	2,914,000	2,912,976
3.63%, 09/30/2031	1,328,000	1,288,368
2.75%, 08/15/2032	2,500,000	2,269,580
4.13%, 11/15/2032	4,330,000	4,324,672
3.50%, 02/15/2033	4,800,000	4,578,187
3.88%, 08/15/2033	5,348,000	5,228,401
4.50%, 11/15/2033	3,337,000	3,414,298
4.00%, 02/15/2034	1,775,000	1,748,652
4.38%, 05/15/2034	2,275,000	2,306,459
3.00%, 05/15/2042	4,699,000	3,873,004
2.50%, 02/15/2045	4,323,000	3,166,091
TOTAL U.S. TREASURY SECURITIES (Cost $40,303,104)		38,253,891

CORPORATE BONDS - 21.1%	Par	Value
Communications - 0.7%
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	900,302

Consumer Discretionary - 0.7%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	900,000	941,295

Consumer Staples - 0.4%
BAT Capital Corp., 7.08%, 08/02/2053	467,000	536,022

Energy - 2.2%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	823,000	987,599
Enbridge, Inc., 5.70%, 03/08/2033	904,000	938,102
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	541,217
3.75%, 03/01/2028	515,000	490,462
		2,957,380

Financials - 10.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	954,182
American Homes 4 Rent LP, 5.50%, 02/01/2034	970,000	987,573
Antares Holdings LP, 7.95%, 08/11/2028 (a)	800,000	839,686
Aviation Capital Group LLC, 6.38%, 07/15/2030 (a)	900,000	954,096
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	919,350
Blackstone Private Credit Fund, 3.25%, 03/15/2027	1,033,000	987,476
Blue Owl Capital Corp., 2.63%, 01/15/2027	1,054,000	993,020
Bridge Housing Corp., 3.25%, 07/15/2030	1,045,000	911,291
Crown Castle, Inc., 5.10%, 05/01/2033	968,000	965,646
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	877,000	1,035,649
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030	1,012,000	1,003,979
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	989,277
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	648,371
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	956,071
		13,145,667

Health Care - 2.6%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	907,000	978,603
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (a)	442,776	475,888
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (a)	563,844	528,661
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)	613,166	545,783
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	962,524
		3,491,459

Technology - 2.1%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	932,638
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	857,000	920,408
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	948,642
		2,801,688

Utilities - 2.4%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	858,000	956,357
Elwood Energy LLC, 8.16%, 07/05/2026	241,313	229,247
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	805,000	959,990
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	995,331
		3,140,925
TOTAL CORPORATE BONDS (Cost $27,942,417)		27,914,738

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3%	Par	Value
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	84,309	82,348
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.83%, 11/25/2033 (b)	221,337	201,381
Series 2004-A, Class 3A1, 6.37%, 02/25/2034 (b)	11,520	11,631
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 6.00%, 01/25/2034 (b)	142,185	130,628
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 6.21%, 12/19/2033 (b)	30,626	29,336
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 7.64%, 11/25/2032 (b)	33,897	33,817
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(b)	310,196	278,527
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	310,908	315,390
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	25,576	26,144
Series 3622, Class WA, 5.50%, 09/15/2039	127,764	131,008
Series 3793, Class UA, 4.00%, 06/15/2033	25,314	24,541
Series 3827, Class HA, 3.50%, 11/15/2025	14,856	14,752
Series 3940, Class PD, 2.50%, 02/15/2041	68,372	66,513
Series 4077, Class AP, 4.00%, 01/15/2042	27,901	27,346
Series 4183, Class PA, 3.50%, 01/15/2043	14,832	14,720
Series 4753, Class JA, 3.00%, 12/15/2047	932,523	840,559
Series 4760, Class A, 3.00%, 02/15/2048	564,495	529,498
Series 4960, Class PD, 2.00%, 10/25/2049	631,363	524,786
Series 5145, Class AB, 1.50%, 09/25/2049	1,120,332	882,221
Series 5206, Class DV, 3.50%, 06/25/2033	955,308	897,414
Series 5227, Class JQ, 4.00%, 04/25/2047	930,340	896,356
Series 5231, Class LV, 4.50%, 05/25/2052	1,007,883	976,088
Series 5252, Class BA, 4.00%, 02/25/2050	981,305	956,080
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	19,260	19,553
Series 2009-96, Class DB, 4.00%, 11/25/2029	45,292	44,817
Series 2013-13, Class MA, 4.00%, 01/25/2043	208,415	201,947
Series 2016-24, Class HA, 3.00%, 04/25/2044	44,616	43,576
Series 2016-49, Class LA, 3.50%, 01/25/2043	77,963	77,038
Series 2016-89, Class CG, 3.00%, 04/25/2046	101,031	92,572
Series 2017-105, Class N, 3.00%, 01/25/2048	1,095,980	970,306
Series 2017-22, Class EC, 3.00%, 06/25/2044	82,996	81,240
Series 2018-45, Class AB, 3.00%, 06/25/2048	190,299	168,264
Series 2019-33, Class N, 3.00%, 03/25/2048	231,519	215,283
Series 2022-22, Class EV, 4.00%, 07/25/2033	686,174	657,998
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	32,705	29,120
Series 2018-6, Class JA, 2.75%, 01/20/2048	188,171	172,666
Series 2019-152, Class HA, 3.50%, 08/20/2049	127,130	121,666
Series 2019-61, Class KU, 3.50%, 05/20/2049	460,449	411,321
Series 2019-99, Class JC, 3.00%, 08/20/2049	67,558	60,746
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,096,793	929,558
Series 2020-123, Class PB, 2.25%, 08/20/2050	538,624	435,331
Series 2020-133, Class A, 6.34%, 05/20/2050 (b)	219,105	223,348
Series 2020-133, Class HA, 3.50%, 09/20/2050	245,487	221,778
Series 2020-134, Class NP, 2.50%, 09/20/2050	844,108	697,419
Series 2020-183, Class AY, 2.00%, 11/20/2050	832,266	664,160
Series 2020-5, Class NA, 3.50%, 12/20/2049	184,024	169,808
Series 2020-78, Class CB, 5.00%, 09/20/2034	153,818	151,683
Series 2020-84, Class WA, 3.50%, 06/20/2050	158,904	143,813
Series 2020-95, Class NB, 4.50%, 07/20/2050	19,558	18,411
Series 2022-20, Class KA, 2.50%, 01/20/2052	973,178	874,438
Series 2022-24, Class BC, 4.00%, 02/20/2052	636,608	598,241
Series 2022-78, Class LA, 4.50%, 07/20/2050	796,184	786,112
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(b)	581,182	473,896
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.93%, 05/19/2033 (b)	37,829	34,175
Series 2004-4, Class 2A, 5.28% (1 mo. Term SOFR + 0.67%), 06/19/2034	50,587	45,611
Impac CMB Trust, Series 2005-4, Class 2A1, 5.30% (1 mo. Term SOFR + 0.41%), 05/25/2035	174,376	164,478
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (b)	19,291	18,857
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 5.40% (1 mo. Term SOFR + 0.81%), 05/25/2036	80,184	73,439
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 5.54%, 10/25/2033 (b)	35,615	33,576
Series 2004-A1, Class 4A1, 6.74%, 02/25/2034 (b)	17,722	17,594
Series 2004-A3, Class SF3, 7.12%, 06/25/2034 (b)	44,752	43,951
Series 2004-A4, Class 2A2, 6.49%, 09/25/2034 (b)	473,730	440,787
Series 2004-A5, Class 2A1, 7.03%, 12/25/2034 (b)	21,810	22,130
Series 2013-3, Class A3, 3.34%, 07/25/2043 (a)(b)	51,040	47,101
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(b)	100,396	90,592
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 7.45%, 09/25/2033 (b)	48,025	47,068
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	34,557	33,623
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 5.61%, 05/25/2034 (b)	105,201	95,327
Series 2005-A1, Class 1A, 6.64%, 12/25/2034 (b)	190,328	186,303
MortgageIT Trust, Series 2004-1, Class A2, 5.60% (1 mo. Term SOFR + 1.01%), 11/25/2034	635,461	604,232
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(b)	167,302	161,367
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(b)	1,265,211	1,108,252
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(b)	149,228	141,395
Sequoia Mortgage Trust
Series 2003-8, Class A1, 5.36% (1 mo. Term SOFR + 0.75%), 01/20/2034	131,806	126,522
Series 2004-6, Class A2, 5.28% (1 mo. Term SOFR + 0.67%), 07/20/2034	63,996	59,222
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(b)	149,936	129,192
Series 2013-6, Class A2, 3.00%, 05/25/2043 (b)	172,312	153,043
Series 2018-5, Class A7, 3.50%, 05/25/2048 (a)(b)	683,225	618,679
Series 2019-2, Class A1, 4.00%, 06/25/2049 (a)(b)	472,363	442,985
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)	493,222	443,643
Series 2020-4, Class A2, 2.50%, 11/25/2050 (a)(b)	522,594	426,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 7.29%, 02/25/2034 (b)	50,962	49,150
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 5.42% (1 mo. Term SOFR + 0.81%), 01/19/2034	22,389	21,247
Series 2004-AR4, Class 1A1, 5.42% (1 mo. Term SOFR + 0.81%), 12/19/2034	31,387	29,606
Series 2004-AR6, Class A1A, 5.42% (1 mo. Term SOFR + 0.81%), 02/19/2035	882,299	819,599
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.26%, 11/25/2033 (b)	81,657	79,335
Series 2003-9A, Class 2A1, 6.70%, 03/25/2033 (b)	55,450	53,907
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 5.83% (1 mo. Term SOFR + 1.24%), 02/25/2034 (a)	278,227	266,834
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.46% (Ent 11th COFI Repl + 1.25%), 02/27/2034	69,328	66,336
Series 2005-AR13, Class A1A3, 6.26% (1 mo. Term SOFR + 1.67%), 10/25/2045	111,859	110,833
Series 2005-AR2, Class 1A1A, 5.36% (1 mo. Term SOFR + 0.77%), 01/25/2045	833,313	813,831
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	166,869	169,172
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(b)	969,165	863,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,067,595)		26,799,762

MORTGAGE-BACKED SECURITIES - 12.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	185,481	178,210
Pool SB8257, 5.50%, 09/01/2038	847,432	857,866
Pool SD3148, 5.00%, 06/01/2053	990,843	980,551
Pool SD3386, 5.50%, 07/01/2053	1,400,032	1,401,570
Pool SD8255, 3.50%, 10/01/2052	1,360,904	1,235,051
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	1,023,819	966,363
Pool CB4024, 4.50%, 07/01/2052	1,234,698	1,201,991
Pool FM5329, 2.00%, 01/01/2031	394,297	372,033
Pool FS0862, 2.50%, 12/01/2036	764,804	712,151
Pool FS3430, 4.00%, 11/01/2052	927,834	881,627
Pool FS4239, 5.00%, 03/01/2053	1,237,898	1,219,301
Pool FS4522, 5.00%, 05/01/2053	1,412,015	1,387,913
Pool FS5649, 5.50%, 08/01/2053	377,862	377,751
Pool FS5779, 5.50%, 09/01/2053	1,095,396	1,095,820
Pool MA0584, 4.50%, 10/01/2040	8,710	8,334
Pool MA1201, 3.50%, 10/01/2032	72,472	70,146
Pool MA2705, 3.00%, 08/01/2046	558,384	497,326
Pool MA3210, 3.50%, 12/01/2047	330,923	305,158
Pool MA3356, 3.50%, 05/01/2048	1,563,852	1,440,663
Pool MA4626, 4.00%, 06/01/2052	1,319,405	1,236,109
Pool MA4733, 4.50%, 09/01/2052	491,018	472,421
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,981,375)		16,898,355

ASSET-BACKED SECURITIES - 8.0%	Par	Value
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (a)	866,000	801,553
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	965,982	894,435
Avis Budget Car Rental LLC, Series 2023-8A, Class A, 6.02%, 02/20/2030 (a)	1,000,000	1,039,756
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.90% (1 mo. Term SOFR + 1.31%), 11/25/2034	148,892	149,441
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (a)	1,050,510	956,914
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (a)	636,988	582,163
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (a)	735,000	721,493
Impac CMB Trust, Series 2007-A, Class M1, 5.50% (1 mo. Term SOFR + 0.91%), 05/25/2037 (a)	228,698	218,753
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	841,050	800,536
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.26% (1 mo. Term SOFR + 0.67%), 10/25/2034	680,758	665,471
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (a)	10,000	9,156
Series 2021-3, 2.59%, 10/15/2031 (a)	1,200,000	1,007,947
United Airlines, Inc., 5.88%, 02/15/2037	960,000	999,167
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030	1,705,000	1,695,740
TOTAL ASSET-BACKED SECURITIES (Cost $10,595,349)		10,542,525

EXCHANGE TRADED FUNDS - 3.5%	Shares	Value
F/m 10-Year Investment Grade Corporate Bond ETF	64,841	3,308,538
F/m 3-Year Investment Grade Corporate Bond ETF	25,000	1,267,700
TOTAL EXCHANGE TRADED FUNDS (Cost $4,546,382)		4,576,238

U.S. GOVERNMENT AGENCY ISSUES - 2.7%	Par	Value
Federal Farm Credit Banks Funding Corp 1.15%, 08/12/2030	2,000,000	1,680,885
Federal Farm Credit Banks Funding Corp 4.65%, 06/15/2035	1,100,000	1,116,187
Tennessee Valley Authority 2.40%, 03/24/2036	900,000	719,697
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,887,172)		3,516,769

CONVERTIBLE BONDS - 0.7%	Par	Value
Financials - 0.7%
PennyMac Corp., 8.50%, 06/01/2029 (a)	1,000,000	1,001,500
TOTAL CONVERTIBLE BONDS (Cost $997,500)		1,001,500

SHORT-TERM INVESTMENTS - 1.3%		Value
Money Market Funds - 1.3%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.55% (c)	1,671,764	$1,671,764
TOTAL SHORT-TERM INVESTMENTS (Cost $1,671,764)		1,671,764

TOTAL INVESTMENTS - 99.3% (Cost $135,992,658)		$131,175,542
Other Assets in Excess of Liabilities - 0.7%		934,833
TOTAL NET ASSETS - 100.0%		$132,110,375
two		–%
Percentages are stated as a percent of net assets.		–%

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $15,975,923 or 12.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Oakhurst Fixed Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$38,253,891	$–	$38,253,891
Corporate Bonds	–	27,914,738	–	27,914,738
Collateralized Mortgage Obligations	–	26,799,762	–	26,799,762
Mortgage-Backed Securities	–	16,898,355	–	16,898,355
Asset-Backed Securities	–	10,542,525	–	10,542,525
Exchange Traded Funds	4,576,238	–	–	4,576,238
U.S. Government Agency Issues	–	3,516,769	–	3,516,769
Convertible Bonds	–	1,001,500	–	1,001,500
Money Market Funds	1,671,764	–	–	1,671,764
Total Investments	$6,248,002	$124,927,541	$–	$131,175,542

Refer to the Schedule of Investments for further disaggregation of investment categories.